Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Net Loss Per Share
Net Loss Per Share

12.Net Loss Per Share

As the Group incurred losses for the six months ended June 30, 2022 and 2023, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The following table sets unaudited forth the computation of basic and diluted net loss per share for the six months ended June 30, 2022 and 2023:

	For the six months ended June 30,
	2022	2023
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(56,166)	(30,698)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	309,041,616	399,544,700
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.18)	(0.08)